Party-In-Interest And Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest And Related Party Transactions
NOTE 7	PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS
Section 3(14) of ERISA defines a
party-in-interest
to include among others, fiduciaries or employees of the Plan, any person who provides services to the Plan or an employer whose employees are covered by the Plan. Accordingly, loans to Participants and investments in American Depository Receipts of National Grid plc are considered party in interest transactions. Total shares in American Depository Receipts of National Grid plc were 3,396,936 and 3,711,735 at December 31, 2025 and 2024, respectively. Total dollar value of these shares was $262,752,980 and $220,551,271 at December 31, 2025 and 2024, respectively. Moreover, the Plan’s investment options include mutual funds and collective trust funds managed by Vanguard. These party-in-interest
transactions are exempt from the prohibited transaction rules of ERISA.
Some administrative expenses for the Plan are paid by the Company. The trustee was paid $1,100,712 in administration fees out of plan assets for administering and consulting related to the Plan during the year ended December 31, 2025.
Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan.